Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (4,774)	$ (3,794)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,119	4,164
Amortization of special survey costs	88	54
Amortization and write-off of financing costs	318	116
Vessel impairment charge	1,543
Gain from debt extinguishment	(4,306)
Change in fair value of financial derivative instrument	(59)
Bad debt provisions	13	231
Changes in assets and liabilities:
Inventories	(904)	365
Trade accounts receivable, net	(1,387)	367
Prepayments and other assets	(245)	143
Special survey costs	(587)
Trade accounts payable	4,037	(410)
Due to related parties	5,346	3,824
Hire collected in advance		387
Accrued and other liabilities	30	116
Net cash provided by operating activities	3,232	5,563
Cash flow from investing activities:
Net cash provided by / (used in) investing activities
Cash flows from financing activities:
Proceeds from long-term debt	44,500
Repayment of long-term debt	(42,590)	(5,552)
Common stock offering costs	(54)
Payment of financing costs	(908)	(190)
Net cash (used in) / provided by financing activities	948	(5,742)
Net (decrease) / increase in cash and cash equivalents and restricted cash	4,180	(179)
Cash and cash equivalents and restricted cash at the beginning of the period	6,693	5,783
Cash and cash equivalents and restricted cash at the end of the period	$ 10,873	$ 5,604